Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2018
Preferred Stock [Abstract]
Detail of Preferred Stock
Our total authorized, issued and outstanding preferred stock is presented in the following two tables along with the Employee Stock Ownership Plan (ESOP) Cumulative Convertible Preferred Stock.
Table 19.1: Preferred Stock Shares

	December 31, 2018		December 31, 2017
	Liquidation preference per share	Shares authorized and designated	Liquidation preference per share	Shares authorized and designated
DEP Shares
Dividend Equalization Preferred Shares (DEP)	$10	97,000	$10	97,000
Series I
Floating Class A Preferred Stock (1)	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock (2)	—	—	1,000	2,300,000
Series K
Floating Non-Cumulative Perpetual Class A Preferred Stock (3)	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Series N
5.20% Non-Cumulative Perpetual Class A Preferred Stock	25,000	30,000	25,000	30,000
Series O
5.125% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
Series P
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	26,400	25,000	26,400
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	69,000	25,000	69,000
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	34,500	25,000	34,500
Series S
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	25,000	80,000
Series T
6.00% Non-Cumulative Perpetual Class A Preferred Stock	25,000	32,200	25,000	32,200
Series U
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	25,000	80,000
Series V
6.00% Non-Cumulative Perpetual Class A Preferred Stock	25,000	40,000	25,000	40,000
Series W
5.70% Non-Cumulative Perpetual Class A Preferred Stock	25,000	40,000	25,000	40,000
Series X
5.50% Non-Cumulative Perpetual Class A Preferred Stock	25,000	46,000	25,000	46,000
Series Y
5.625% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
ESOP
Cumulative Convertible Preferred Stock (4)	—	1,406,460	—	1,556,104
Total		9,586,770		12,036,414

(1)	Floating rate for Preferred Stock, Series I, is the greater of three-month LIBOR plus 0.93% and 5.56975%.

(2)	Preferred Stock, Series J, was redeemed in third quarter 2018.

(3)	Effective June 15, 2018, Preferred Stock, Series K, converted from a fixed to a floating coupon rate of three-month LIBOR plus 3.77%.

(4)	See the ESOP Cumulative Convertible Preferred Stock section in this Note for additional information about the liquidation preference for the ESOP Cumulative Convertible Preferred Stock.
Table 19.2: Preferred Stock – Shares Issued and Carrying Value

	December 31, 2018				December 31, 2017
(in millions, except shares)	Shares issued and outstanding	Liquidation preference value	Carrying value	Discount	Shares issued and outstanding	Liquidation preference value	Carrying value	Discount
DEP Shares
Dividend Equalization Preferred Shares (DEP)	96,546	$—	—	—	96,546	$—	—	—
Series I (1)(2)
Floating Class A Preferred Stock	25,010	2,501	2,501	—	25,010	2,501	2,501	—
Series J (1)(3)
8.00% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	2,150,375	2,150	1,995	155
Series K (1)(4)
Floating Non-Cumulative Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Series N (1)
5.20% Non-Cumulative Perpetual Class A Preferred Stock	30,000	750	750	—	30,000	750	750	—
Series O (1)
5.125% Non-Cumulative Perpetual Class A Preferred Stock	26,000	650	650	—	26,000	650	650	—
Series P (1)
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	625	625	—	25,000	625	625	—
Series Q (1)
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	69,000	1,725	1,725	—	69,000	1,725	1,725	—
Series R (1)
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	33,600	840	840	—	33,600	840	840	—
Series S (1)
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	80,000	2,000	2,000	—
Series T (1)
6.00% Non-Cumulative Perpetual Class A Preferred Stock	32,000	800	800	—	32,000	800	800	—
Series U (1)
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	80,000	2,000	2,000	—
Series V (1)
6.00% Non-Cumulative Perpetual Class A Preferred Stock	40,000	1,000	1,000	—	40,000	1,000	1,000	—
Series W (1)
5.70% Non-Cumulative Perpetual Class A Preferred Stock	40,000	1,000	1,000	—	40,000	1,000	1,000	—
Series X (1)
5.50% Non-Cumulative Perpetual Class A Preferred Stock	46,000	1,150	1,150	—	46,000	1,150	1,150	—
Series Y (1)
5.625% Non-Cumulative Perpetual Class A Preferred Stock	27,600	690	690	—	27,600	690	690	—
ESOP
Cumulative Convertible Preferred Stock	1,406,460	1,407	1,407	—	1,556,104	1,556	1,556	—
Total	9,377,216	$24,458	23,214	1,244	11,677,235	$26,757	25,358	1,399

(1)	Preferred shares qualify as Tier 1 capital.

(2)	Floating rate for Preferred Stock, Series I, is the greater of three-month LIBOR plus 0.93% and 5.56975%.

(3)	Preferred Stock, Series J, was redeemed in third quarter 2018.

(4)	Effective June 15, 2018, Preferred Stock, Series K, converted from a fixed to a floating coupon rate of three-month LIBOR plus 3.77%.

Detail of Employee Stock Ownership Plan Preferred Stock
Table 19.3: ESOP Preferred Stock

	Shares issued and outstanding		Carrying value		Adjustable dividend rate
	Dec 31,	Dec 31,	Dec 31,	Dec 31,
(in millions, except shares)	2018	2017	2018	2017	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2018	336,945	—	$337	—	7.00%	8.00%
2017	222,210	273,210	222	273	7.00	8.00
2016	233,835	322,826	234	323	9.30	10.30
2015	144,338	187,436	144	187	8.90	9.90
2014	174,151	237,151	174	237	8.70	9.70
2013	133,948	201,948	134	202	8.50	9.50
2012	77,634	128,634	78	129	10.00	11.00
2011	61,796	129,296	62	129	9.00	10.00
2010	21,603	75,603	22	76	9.50	10.50
Total ESOP Preferred Stock (1)	1,406,460	1,556,104	$1,407	1,556
Unearned ESOP shares (2)			$(1,502)	(1,678)

(1)	At December 31, 2018 and 2017, additional paid-in capital included $95 million and $122 million, respectively, related to ESOP preferred stock.

(2)
We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.